Supplemental cash flow information - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Cash Flow, Supplemental [Line Items]
Cash payments for income taxes	$ 3,436	¥ 282,440	¥ 211,487	¥ (207,278)
Interest payments	4,442	365,109	382,903	445,049
Capital lease obligations incurred	$ 71	¥ 5,847	¥ 10,478	¥ 3,400